Note 40 Fee and commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income [Line Items]
Bills receivables	€ 26	€ 23	€ 27
Demand Account	424	425	322
Credit and Debit Cards	3,499	2,628	2,089
Checks	162	136	136
Transfers and other payment orders	812	664	555
Insurance product commissions	261	215	159
Loan commitments given fee and commission income	259	234	185
Other Commitments And Financial Guarantees Given	420	364	349
Portfolio and other management fee income	1,228	1,250	1,100
Brokerage fee income	266	267	367
Custody securities income	193	169	135
Other fee and commission income	711	622	556
Fee and commission income	€ 8,261	€ 6,997	€ 5,980